UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10573

ALLIANCEBERNSTEIN NATIONAL MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2013

Date of reporting period: January 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein National Municipal Income Fund

Portfolio of Investments

January 31, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 163.8%
Long-Term Municipal Bonds - 163.8%
Alabama - 1.9%
Alabama Pub Sch & Clg Auth
Series 2009 A
5.00%, 5/01/19 (Pre-refunded/ETM)	$3,000	$3,707,640
Jefferson Cnty AL LT Sch Wts
Series 04A
5.25%, 1/01/18-1/01/23	3,100	3,090,263
Montgomery AL BMC Spl Care (Baptist Health Montgomery)
Series 04C
5.125%, 11/15/24	1,500	1,544,190

		8,342,093

Alaska - 2.3%
Alaska Intl Arpt
NPFGC Series 03B
5.00%, 10/01/26	2,000	2,057,340
Alaska Muni Bond Bank Auth
NPFGC Series 04G
5.00%, 2/15/14 (Pre-refunded/ETM)	1,345	1,410,542
5.00%, 2/15/14 (Pre-refunded/ETM)	1,585	1,662,237
Four Dam Pool AK Elec
Series 04
5.00%, 7/01/14 (Pre-refunded/ETM)	1,035	1,102,420
5.25%, 7/01/14 (Pre-refunded/ETM)	2,195	2,345,665
5.25%, 7/01/14 (Pre-refunded/ETM)	1,385	1,480,066

		10,058,270

Arizona - 1.4%
Phoenix AZ Civic Impt Corp. (Phoenix AZ Wastewater)
NPFGC Series 04
5.00%, 7/01/23	1,250	1,321,950
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
5.25%, 12/01/22-12/01/23	4,150	4,920,318

		6,242,268

California - 21.3%
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	4,860	5,972,405
California GO
5.00%, 2/01/32	1,630	1,659,128
5.25%, 4/01/30	20	20,068
Series 04
5.00%, 2/01/33	1,100	1,118,623
California Poll Cntl Fin Auth (Poseidon Resources LP)
5.00%, 7/01/37	6,000	6,274,620
Chula Vista CA IDR (San Diego Gas & Elec Co.)
Series 96A
5.30%, 7/01/21	4,000	4,282,000

	Principal Amount (000)	U.S. $ Value
Coachella Valley CA USD COP
NPFGC Series 03
5.00%, 9/01/31	1,000	1,018,240
Coast CA CCD GO
AGM
5.00%, 8/01/23-8/01/24(a)	11,370	12,812,276
Golden St Tobacco Sec CA
RADIAN Series 03
5.50%, 6/01/13 (Pre-refunded/ETM)	2,250	2,288,835
XLCA Series 03B
5.50%, 6/01/13 (Pre-refunded/ETM)	3,000	3,051,780
Grossmont-Cuyamaca CCD CA GO
AGC
5.00%, 8/01/22-8/01/23(a)	4,480	5,267,160
Hartnell CA CCD GO
NPFGC Series 03A
5.00%, 8/01/13 (Pre-refunded/ETM)	1,155	1,182,131
La Quinta CA Fin Auth (La Quinta CA Local Agy Pool)
AMBAC Series 04A
5.25%, 9/01/24	2,000	2,062,320
Los Angeles CA CCD GO
Series F-1
5.00%, 8/01/28	5,800	6,706,772
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
Series 2009A
5.25%, 5/15/29	5,700	6,580,194
Los Angeles CA Wstwtr Sys
5.00%, 6/01/26	7,000	8,329,090
Series 2012C
5.00%, 6/01/25	3,865	4,732,345
Pomona CA COP
AMBAC Series 03
5.50%, 6/01/34	3,000	3,105,870
San Bernardino Cnty CA COP
Series 2009
5.25%, 8/01/26	1,455	1,573,583
San Francisco CA Bay Area Rapid Transit (San Francisco City/Cnty CA Sales Tax)
Series 2012A
5.00%, 7/01/27-7/01/28	3,885	4,718,706
San Francisco City/Cnty CA Pub Util Wtr
5.00%, 11/01/27	8,040	9,762,651

		92,518,797

Colorado - 4.5%
Colorado Edl & Cultural Facs Auth (Knowledge Quest Charter Sch)
Series 05
6.50%, 5/01/36	465	464,386
Colorado Hlth Fac Auth (Evangelical Luth Good Sam Soc)
5.25%, 6/01/19-6/01/23	2,425	2,688,335
Colorado Hlth Fac Auth (Parkview Medical Center)
Series 04
5.00%, 9/01/25	2,560	2,601,958

	Principal Amount (000)	U.S. $ Value
Denver CO Urban Renewal Auth (Stapleton)
Series 2010B-1
5.00%, 12/01/25	6,865	7,446,946
Northwest Met Dist #3 CO
6.125%, 12/01/25	1,000	1,000,020
Park Creek Met Dist CO
Series 05
5.25%, 12/01/25	3,000	3,240,210
5.50%, 12/01/30	890	959,678
Todd Creek Farms Met Dist #1 CO
6.125%, 12/01/22(b) (c)	1,970	492,500
Series 04
6.125%, 12/01/19(b)	1,180	590,000

		19,484,033

Florida - 11.2%
Florida Brd of Ed GO (Florida GO)
Series 2011E
5.00%, 6/01/25	4,800	5,772,336
Florida HFC MFHR (Westlake Apts)
AGM Series 02-D1
5.40%, 3/01/42	8,780	8,785,532
Florida HFC MFHR (Westminster Apts)
AGM Series 02E-1
5.40%, 4/01/42	3,000	3,001,890
Florida Ports Fin Commn (Florida St Trnsp Trust Fund)
Series 2011A
5.00%, 10/01/25-10/01/27	4,205	4,986,092
Jacksonville FL Cap Impt
5.00%, 10/01/28-10/01/30	15,115	17,746,010
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
6.75%, 11/15/24	4,000	4,348,440
Midtown Miami CDD FL
Series 04A
6.00%, 5/01/24	2,060	2,084,061
Univ of Central FL COP
NPFGC-RE Series 04A
5.125%, 10/01/24	1,325	1,353,276
Village CDD #5 FL
Series 03A
6.00%, 5/01/22	480	489,763

		48,567,400

Georgia - 3.6%
Metro Atlanta Rapid Tran Auth GA
5.00%, 7/01/27	12,960	15,672,398

Hawaii - 2.3%
Hawaii Arpts Sys
Series 2010A
5.00%, 7/01/34	5,000	5,698,700

	Principal Amount (000)	U.S. $ Value
Hawaii Dept Budget & Finance (Hawaiian Electric Co.)
XLCA Series 03B
5.00%, 12/01/22	4,500	4,514,265

		10,212,965

Illinois - 6.8%
Chicago IL GO
AGM Series A
5.00%, 1/01/25	380	393,034
Chicago IL O’Hare Intl Arpt (O’Hare Intl Arpt)
XLCA Series 03B-1
5.25%, 1/01/34	4,860	4,955,936
Chicago IL Wtr
5.00%, 11/01/26	2,000	2,380,220
Cook Cnty IL SD #29 GO
AGM Series 04
5.00%, 12/01/20	2,000	2,149,340
Gilberts IL SSA #1
Series 03
6.00%, 3/01/28	2,577	2,596,250
Illinois Finance Auth
XLCA Series 04A
5.00%, 7/01/14 (Pre-refunded/ETM)	1,495	1,593,476
Illinois Finance Auth (Illinois Institute of Technology)
Series 06A
5.00%, 4/01/31	1,250	1,253,900
Manhattan SSA #2004-1 IL
Series 05
5.875%, 3/01/28	1,743	1,767,733
Univ of Illinois
AGM
5.25%, 10/01/26(a)	10,800	12,624,984

		29,714,873

Indiana - 0.5%
Hendricks Cnty IN GO
Series 04
5.50%, 7/15/14 (Pre-refunded/ETM)	1,105	1,187,754
5.50%, 7/15/14 (Pre-refunded/ETM)	1,045	1,123,260

		2,311,014

Kansas - 0.3%
Lenexa KS Hlth Care Fac (Lakeview Village, Inc.)
5.25%, 5/15/22	1,395	1,447,843

Louisiana - 7.0%
Louisiana Agric Fin Auth (Louisiana Agric Fin Auth Lease)
5.25%, 9/15/17	4,270	4,602,633
Louisiana Gas & Fuels Tax
Series 2012A-1
5.00%, 5/01/25-5/01/26	10,000	12,165,845

	Principal Amount (000)	U.S. $ Value
Louisiana Loc Govt Envrn Fac & CDA (Jefferson Parish LA)
Series 2009A
5.00%, 4/01/26	535	597,263
New Orleans LA GO
NPFGC
5.00%, 3/01/18	2,285	2,447,555
5.25%, 12/01/20	1,000	1,092,180
NPFGC Series 05
5.00%, 12/01/29	2,700	2,857,734
RADIAN Series A
5.00%, 12/01/22	5,875	6,495,929

		30,259,139

Maine - 0.6%
Maine Turnpike Auth
Series B
5.00%, 7/01/23	2,000	2,446,760

Massachusetts - 0.5%
Massachusetts Hlth & Ed Facs Auth (Cape Cod Healthcare)
RADIAN Series 01C
5.25%, 11/15/31	2,100	2,120,265

Michigan - 7.6%
Detroit MI City SD GO
Series 2012A
5.00%, 5/01/26-5/01/27	6,045	7,011,069
Detroit MI Swr Disp
NPFGC
5.25%, 7/01/22	5,000	5,350,000
Plymouth MI Ed Ctr Charter Sch
Series 05
5.125%, 11/01/23	2,140	2,068,653
Wayne State Univ MI
Series 2009
5.00%, 11/15/29	16,500	18,498,810

		32,928,532

Minnesota - 0.3%
Shakopee MN Hlthcare Fac (St Francis Reg Medical Ctr)
Series 04
5.10%, 9/01/25	1,200	1,232,424

Mississippi - 0.9%
Gulfport MS Hosp Fin Auth (Memorial Hosp At Gulfport)
Series 01A
5.75%, 7/01/31	4,000	4,005,880

Missouri - 0.5%
Kansas City MO Spl Oblig (Kansas City MO Lease - Dntn Arena)
Series 08C
5.00%, 4/01/28	2,000	2,279,840

	Principal Amount (000)	U.S. $ Value
Nevada - 1.7%
Carson City NV Hosp
RADIAN Series 03A
5.00%, 9/01/13 (Pre-refunded/ETM)	4,700	4,827,276
Reno NV Spl Tax
NPFGC-RE Series 02
5.375%, 6/01/32	2,790	2,793,348

		7,620,624

New Hampshire - 0.2%
New Hampshire Hlth & Ed Fac Auth (Covenant Health Sys)
Series 04
5.375%, 7/01/24	820	848,651

New Jersey - 2.8%
Morris-Union NJ Jt Comm COP
RADIAN Series 04
5.00%, 5/01/24	5,095	5,252,996
New Jersey EDA
Series 05
5.25%, 3/01/15 (Pre-refunded/ETM)	500	550,100
New Jersey Turnpike Auth (New Jersey Turnpike)
Series 2012B
5.00%, 1/01/28	5,525	6,528,064

		12,331,160

New York - 24.7%
Metropolitan Trnsp Auth NY
Series 2012F
5.00%, 11/15/30	5,000	5,841,750
Metropolitan Trnsp Auth NY (Metro Trnsp Auth NY Ded Tax)
Series 2012A
5.00%, 11/15/28	17,000	20,453,210
New York NY GO
5.00%, 8/01/28	1,690	1,973,143
Series 06
5.00%, 6/01/22	1,160	1,311,635
Series 2004G
5.00%, 12/01/14 (Pre-refunded/ETM)	755	818,564
5.00%, 12/01/23	845	908,747
Series 2012E
5.00%, 8/01/24	2,000	2,423,600
Series 2012F
5.00%, 8/01/26	7,510	9,019,810
Series 2012I
5.00%, 8/01/27-8/01/28	3,355	4,025,384
New York NY Mun Wtr Fin Auth
5.00%, 6/15/26	5,000	6,029,850
Series 2012FF
5.00%, 6/15/28	7,150	8,613,605
New York NY Trnsl Fin Auth
Series 2007B
5.00%, 11/01/24	7,395	8,463,799

	Principal Amount (000)	U.S. $ Value
New York St Dormitory Auth (New York St Pers Income Tax)
5.00%, 3/15/26 (a)	7,000	8,092,700
New York St Envrn Fac Corp. (New York NY Mun Wtr Fin Auth)
5.00%, 6/15/24-6/15/27 (a)	7,000	8,155,560
5.00%, 6/15/27	5,000	6,059,500
New York St HFA (New York St Pers Income Tax)
NPFGC-RE Series 05A
5.00%, 9/15/25	300	325,860
Triborough Brdg & Tunl Auth NY
5.00%, 1/01/26	10,000	12,082,300
Series 2013A
5.00%, 11/15/28	1,300	1,556,412
Ulster Cnty NY IDA (Kingston Regl Sr Lvg Corp.)
6.00%, 9/15/27	1,775	1,203,148

		107,358,577

North Carolina - 1.0%
Charlotte NC Arpt (Charlotte Douglas Intl Arpt)
NPFGC Series 04A
5.25%, 7/01/24	2,895	3,061,665
Iredell Cnty NC COP (Iredell Cnty Sch Proj)
AGM
5.25%, 6/01/22	1,080	1,280,934

		4,342,599

Ohio - 2.9%
Central OH Solid Wst Auth
5.00%, 12/01/25-12/01/27	3,990	4,814,709
Columbiana Cnty Port Auth OH (Apex Environmental LLC)
Series 04A
7.125%, 8/01/25 (b)	1,840	1,490,455
Cuyahoga Cnty OH Port Auth (University Square Proj)
Series 01
7.35%, 12/01/31	5,000	5,055,650
Summit Cnty OH Port Auth
5.00%, 12/01/25	1,000	1,169,940

		12,530,754

Oregon - 2.6%
Forest Grove OR (Pacific Univ)
RADIAN Series 05A
5.00%, 5/01/28	4,760	4,923,649
Oregon Dept of Admin Svcs (Oregon Lottery)
Series 2011A
5.25%, 4/01/25	5,000	6,217,100

		11,140,749

	Principal Amount (000)	U.S. $ Value
Pennsylvania - 2.4%
Allegheny Cnty PA IDA (Residential Resources, Inc.)
5.00%, 9/01/21	500	514,815
Delaware Riv Port Auth PA & NJ
5.00%, 1/01/26	1,700	1,959,522
Montgomery Cnty PA IDA (New Regional Medical Ctr)
5.25%, 8/01/33	3,495	4,041,758
Pennsylvania Hgr Ed Fac Auth (Univ of Pennsylvania)
5.00%, 9/01/28	1,500	1,773,105
Philadelphia PA IDA (Leadership Learning Partners)
Series 05A
5.25%, 7/01/24(b)	1,150	905,234
Wilkes-Barre PA Fin Auth (Wilkes Univ Proj)
5.00%, 3/01/22	990	1,080,832

		10,275,266

Puerto Rico - 2.1%
Puerto Rico GO
5.25%, 7/01/23	2,625	2,675,610
Series 01A
5.50%, 7/01/19	1,705	1,859,251
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	1,000	1,057,870
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
Series N
5.50%, 7/01/22	3,370	3,509,990

		9,102,721

Rhode Island - 1.4%
Rhode Island Hlth & Ed Bldg Corp. (Times 2 Academy RI)
Series 04
5.00%, 12/15/24	5,845	6,009,887

South Carolina - 5.9%
Charleston SC Edl Excellence Fin Corp. (Charleston Cnty SC SD Lease)
5.25%, 12/01/30	2,000	2,207,620
Dorchester Cnty SC SD #2 Lease
AGC
5.00%, 12/01/29	1,600	1,815,536
Newberry Inv IN Children SC (Newberry Cnty SC SD Lease)
AGC Series 05
5.00%, 12/01/27	5,450	5,692,961
South Carolina Pub Svc Auth
Series 2012A
5.00%, 12/01/26-12/01/27	13,220	15,800,499

		25,516,616

	Principal Amount (000)	U.S. $ Value
Tennessee - 0.6%
Sullivan Cnty TN Hlth & Hfb (Wellmont Hlth Sys Proj)
Series 06C
5.00%, 9/01/22	1,760	1,898,178
5.25%, 9/01/26	725	780,361

		2,678,539

Texas - 31.6%
Alvin TX ISD GO
Series 2004B
5.00%, 2/15/28	960	1,099,872
Bexar Cnty TX Hlth Fac Dev (Army Retirement Residence)
5.00%, 7/01/27	505	527,685
Dallas Fort Worth TX Intl Arpt
NPFGC Series 03A
5.25%, 11/01/25	2,000	2,055,460
Dallas TX ISD GO
6.00%, 2/15/28	2,500	3,014,575
Dripping Springs TX ISD GO
5.125%, 2/15/28	5,715	6,541,046
Fort Bend TX ISD GO
Series 2009
5.00%, 2/15/27	7,560	9,115,999
Frisco TX GO
NPFGC-RE
5.00%, 2/15/23	3,220	3,598,060
Harris City TX Toll Road
Series 2012
5.00%, 8/15/30	12,080	14,389,092
Harris Cnty TX Met Trnsp Auth
5.00%, 11/01/26	4,000	4,804,840
Harris Cnty TX Toll Road
Series 2012
5.00%, 8/15/32	5,055	5,974,707
Houston TX GO
Series 2012A
5.00%, 3/01/26-3/01/27	12,140	14,704,510
Houston TX Util Sys
Series 2011D
5.00%, 11/15/25-11/15/26	8,500	10,310,525
Lewisville TX Spl AD #2
ACA Series 05
6.00%, 10/01/25	1,100	1,167,375
Lower Colorado River Auth TX
5.00%, 5/15/13 (Pre-refunded/ETM)	25	25,317
5.00%, 5/15/13 (Pre-refunded/ETM)	45	45,602
5.00%, 5/15/13 (Pre-refunded/ETM)	10	10,132
5.25%, 5/15/13 (Pre-refunded/ETM)	55	55,774
5.25%, 5/15/13 (Pre-refunded/ETM)	85	86,196
5.25%, 5/15/13 (Pre-refunded/ETM)	70	70,985
5.25%, 5/15/13 (Pre-refunded/ETM)	10	10,141
5.25%, 5/15/13 (Pre-refunded/ETM)	1,020	1,034,351
5.25%, 5/15/25	425	429,365
Series 20022
5.00%, 5/15/13 (Pre-refunded/ETM)	25	25,331
Series 2003-2

	Principal Amount (000)	U.S. $ Value
5.25%, 5/15/13 (Pre-refunded/ETM)	10	10,141
AMBAC Series 03
5.25%, 5/15/13 (Pre-refunded/ETM)	125	126,759
NPFGC
5.00%, 5/15/13 (Pre-refunded/ETM)	30	30,401
5.00%, 5/15/31	1,355	1,365,962
NPFGC Series 02A
5.00%, 5/15/13 (Pre-refunded/ETM)	10	10,132
Matagorda Cnty TX Nav Dist (Centerpoint Energy Houston)
Series 04
5.60%, 3/01/27	2,000	2,063,040
Seguin Hgr Ed Fac Corp. TX (Texas Lutheran Univ)
Series 04
5.25%, 9/01/28-9/01/33	2,250	2,292,617
Texas GO
Series 02A
5.50%, 8/01/41	9,470	9,487,614
Series 05
5.00%, 4/01/28	8,000	8,639,520
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	1,720	2,050,034
Texas Trnsp Comm
5.00%, 4/01/23(a)	20,600	23,890,850
Univ of Texas
Series A
5.25%, 8/15/22	6,825	8,141,815

		137,205,825

Virginia - 0.8%
Virginia Trnsp Brd (Virginia Fed Hwy Grant)
Series 2012A
5.00%, 9/15/27	3,000	3,645,810

Washington - 8.0%
Energy Northwest WA (Bonneville Power Admin)
Series 2011A
5.00%, 7/01/23	5,250	6,408,412
FYI Properties (Washington St Lease Dept Info Svc Proj)
5.125%, 6/01/28	5,200	5,825,456
Series 2009
5.00%, 6/01/27	3,885	4,341,138
Washington Fed Hwy Grant
Series 2012F
5.00%, 9/01/24	15,000	18,303,150

		34,878,156

Wisconsin - 1.6%
Wisconsin GO
Series 03
5.00%, 11/01/26	2,345	2,393,659
Wisconsin Hsg & Econ Dev Auth SFMR (Wisconsin Hsg & Econ Dev Auth)

	Principal Amount (000)	U.S. $ Value
NPFGC Series A
5.60%, 5/01/33	$4,450	$4,453,782

		6,847,441

Total Investments - 163.8%
(cost $674,435,084)(d)		712,178,169
Other assets less liabilities - (8.1)%		(35,151,543)
Preferred Shares at liquidation value - (55.7)%		(242,225,000)

Net Assets Applicable to Common Shareholders - 100.0%(e)		$434,801,626

(a)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(b)	Illiquid security.
(c)	Security is in default and is non-income producing.
(d)	As of January 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $41,599,218 and gross unrealized depreciation of investments was $(3,856,133), resulting in net unrealized $37,743,085.
(e)	Portfolio percentages are calculated based on net assets applicable to common shareholders.

As of January 31, 2013, the Fund held 32.1% of net assets in insured bonds (of this amount 11.6% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AD	-	Assessment District
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CCD	-	Community College District
CDA	-	Community Development Authority
CDD	-	Community Development District
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HFA	-	Housing Finance Authority
HFC	-	Housing Finance Corporation
IDA	-	Industrial Development Authority/Agency
IDR	-	Industrial Development Revenue Bond
ISD	-	Independent School District
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
RADIAN	-	Radian Asset Assurance Inc.
SD	-	School District
SFMR	-	Single Family Mortgage Revenue
SSA	-	Special Services Area
USD	-	Unified School District
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein National Municipal Income Fund

January 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2013:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$679,941,013		$32,237,156		$712,178,169
Total Investments in Securities		– 0	–	679,941,013		32,237,156		712,178,169
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total^	$	– 0	–	$679,941,013		$32,237,156		$712,178,169

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

^	There were no transfers between Level 1 and level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 10/31/12	$33,105,765		$33,105,765
Accrued discounts/(premiums)	(7,746)		(7,746)
Realized gain (loss)	(363,488)		(363,488)
Change in unrealized appreciation/depreciation	(620,666)		(620,666)
Purchases	1,610,804		1,610,804
Sales	(1,487,513)		(1,487,513)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 1/31/13	$32,237,156		$32,237,156

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/13	$(619,644)		$(619,644)

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at January 31, 2012:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 1/31/2012	Valuation Technique	Unobservable Input	Range
Long-Term Municipal Bonds	$32,237,156	Third Party Vendor	Evaluated Quotes	$25.00 - $108.42

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein National Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 25, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 25, 2013